Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Supplemental Information Related to Operating Leases

A summary of supplemental information related to operating leases is as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease ROU assets	114,348	147,501
Operating lease liabilities-non-current	67,767	109,526
Operating lease liabilities-current	45,464	39,409
Total operating lease liabilities	113,231	148,935
Weighted average remaining lease term	3.30 years	4.00 years
Weighted average discount rate	3.97%	3.65%

Summary of Lease Cost Recognized and Supplemental Cashflow Information Related to Operating Lease

A summary of lease cost recognized in the Group’s consolidated statements of operations and supplemental cashflow information related to operating leases is as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease cost	164,483	87,251	71,888
Short-term lease cost	275	2,080	1,898
Variable cost	973	1,117	358
Cash paid for operating leases	180,561	96,296	74,550
Right-of-use assets obtained in exchange for operating lease liabilities	76,040	36,263	150,747

Summary of Maturity of Operating Lease Liabilities under Non-Cancelable Operating Leases

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2024 is as follows:

As of December 31,
2024
RMB
2025	47,005
2026	38,547
2027	27,338
2028	23,809
2029	20,922
2030 and thereafter	3,292
Total lease payment	160,913
Less: interest	(11,978)
Present value of operating lease liability	148,935